Quarterly Holdings Report
for
Fidelity® International Index Fund
November 30, 2025
SPI-NPRT3-0126
1.810719.121
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 6.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	13,985,604	45,080,328
Interactive Media & Services - 0.1%
CAR Group Ltd	1,332,262	30,348,350
REA Group Ltd	186,046	23,879,085
		54,227,435
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Wesfarmers Ltd	3,994,961	214,304,417
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,954,492	74,703,520
Lottery Corp/The	7,835,757	28,080,771
		102,784,291
TOTAL CONSUMER DISCRETIONARY		317,088,708

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	4,724,957	69,092,800
Woolworths Group Ltd	4,300,596	82,610,140
		151,702,940
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	11,433,685	48,240,614
Woodside Energy Group Ltd	6,692,773	109,465,261
		157,705,875
Financials - 2.6%
Banks - 2.0%
ANZ Group Holdings Ltd	10,503,392	238,368,137
Commonwealth Bank of Australia	5,891,373	588,647,883
National Australia Bank Ltd	10,783,312	283,524,430
Westpac Banking Corp	12,041,245	296,540,806
		1,407,081,256
Capital Markets - 0.3%
ASX Ltd	684,025	26,081,689
Macquarie Group Ltd	1,274,697	164,551,599
		190,633,288
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	1,203,744	29,826,096
Insurance - 0.3%
Insurance Australia Group Ltd	8,326,917	42,333,746
Medibank Pvt Ltd	9,695,399	30,171,718
QBE Insurance Group Ltd	5,316,605	67,051,095
Suncorp Group Ltd	3,812,208	43,857,295
		183,413,854
TOTAL FINANCIALS		1,810,954,494

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	230,235	42,092,981
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	18,289,296	34,508,829
Sonic Healthcare Ltd	1,652,952	25,271,934
		59,780,763
Health Care Technology - 0.0%
Pro Medicus Ltd	202,360	35,336,848
TOTAL HEALTH CARE		137,210,592

Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	4,796,407	75,605,327
Passenger Airlines - 0.0%
Qantas Airways Ltd	2,610,311	17,067,249
Professional Services - 0.1%
Computershare Ltd	1,832,575	43,101,953
Trading Companies & Distributors - 0.0%
SGH Ltd	716,412	22,195,908
Transportation Infrastructure - 0.2%
Transurban Group unit	10,963,416	107,237,442
TOTAL INDUSTRIALS		265,207,879

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	709,796	33,955,968
Materials - 2.0%
Metals & Mining - 2.0%
BHP Group Ltd	17,880,165	489,254,856
Evolution Mining Ltd	7,148,480	55,637,921
Fortescue Ltd	5,961,670	83,622,923
Glencore PLC	35,387,920	169,159,755
Lynas Rare Earths Ltd (b)	3,191,600	30,424,226
Northern Star Resources Ltd	4,785,022	85,144,078
Rio Tinto Ltd	1,306,855	113,256,291
Rio Tinto PLC	3,973,696	285,320,564
South32 Ltd	15,840,499	33,565,212
		1,345,385,826
Real Estate - 0.3%
Diversified REITs - 0.0%
Stockland unit	8,527,936	33,634,204
Industrial REITs - 0.2%
Goodman Group unit	7,198,668	139,977,034
Retail REITs - 0.1%
Scentre Group unit	18,364,251	49,087,864
Vicinity Ltd unit	13,764,223	22,183,371
		71,271,235
TOTAL REAL ESTATE		244,882,473

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	6,064,877	46,409,361
Gas Utilities - 0.0%
Apa Group unit	4,630,074	28,089,219
TOTAL UTILITIES		74,498,580

TOTAL AUSTRALIA		4,637,901,098
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	518,469	28,684,550
Financials - 0.3%
Banks - 0.3%
Erste Group Bank AG	1,083,902	118,412,990
Raiffeisen Bank International AG	463,583	18,794,873
		137,207,863
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	239,721	17,663,177
TOTAL AUSTRIA		183,555,590
BELGIUM - 0.8%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group (c)	75,606	13,159,413
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	3,479,842	214,516,157
Food Products - 0.0%
Lotus Bakeries NV	1,436	12,896,872
TOTAL CONSUMER STAPLES		227,413,029

Financials - 0.2%
Banks - 0.1%
KBC Group NV	808,473	99,580,551
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	281,356	24,338,445
Sofina SA (c)	58,135	16,405,530
		40,743,975
Insurance - 0.0%
Ageas SA/NV	525,268	35,899,239
TOTAL FINANCIALS		176,223,765

Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	70,574	17,197,014
UCB SA	445,088	124,208,115
		141,405,129
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	256,096	20,878,531
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	153,595	18,553,114
TOTAL BELGIUM		597,632,981
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	582,891	21,286,430
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	1,388,271	50,682,506
CHINA - 0.6%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Prosus NV Class N	4,606,257	290,396,842
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	6,762,811	16,908,985
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	13,027,380	62,680,143
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	9,093,992	23,509,568
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	4,752,326	16,321,976
TOTAL INDUSTRIALS		39,831,544

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	3,765,875	11,415,186
TOTAL CHINA		421,232,700
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	680,506	31,437,424
DENMARK - 1.8%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	278,117	33,237,925
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	330,957	41,116,056
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	2,351,660	108,151,697
Insurance - 0.0%
Tryg A/S	1,183,780	29,335,857
TOTAL FINANCIALS		137,487,554

Health Care - 1.0%
Biotechnology - 0.1%
Genmab A/S (b)	214,735	68,991,047
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	444,002	40,094,346
Demant A/S (b)	338,726	11,536,025
		51,630,371
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	11,338,098	561,495,423
TOTAL HEALTH CARE		682,116,841

Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	719,506	164,324,984
Building Products - 0.0%
ROCKWOOL A/S Series B	340,400	11,500,482
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	3,555,207	84,514,447
TOTAL INDUSTRIALS		260,339,913

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	1,240,514	77,403,833
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	1,860,495	39,529,647
TOTAL DENMARK		1,271,231,769
FINLAND - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	500,731	21,916,195
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	961,541	20,473,536
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	1,489,391	28,757,495
Financials - 0.5%
Banks - 0.4%
Nordea Bank Abp	10,932,854	193,463,834
Insurance - 0.1%
Sampo Oyj A Shares	8,523,811	100,255,797
TOTAL FINANCIALS		293,719,631

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	384,588	27,511,724
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	1,196,572	81,279,414
Metso Oyj	2,334,698	38,414,567
Wartsila OYJ Abp	1,770,672	57,343,865
		177,037,846
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	18,648,453	113,571,354
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	2,050,394	24,101,039
UPM-Kymmene Oyj	1,857,877	50,721,065
		74,822,104
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,579,396	32,428,780
TOTAL FINLAND		790,238,665
FRANCE - 8.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	6,555,250	107,934,593
Entertainment - 0.0%
Bollore SE	2,472,306	13,712,578
Media - 0.1%
Publicis Groupe SA	805,767	78,644,133
TOTAL COMMUNICATION SERVICES		200,291,304

Consumer Discretionary - 1.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	2,360,339	77,258,275
Automobiles - 0.0%
Renault SA	676,703	27,066,268
Hotels, Restaurants & Leisure - 0.1%
Accor SA	689,919	37,321,525
FDJ UNITED	391,342	11,016,313
Sodexo SA	226,769	11,983,004
Sodexo SA	84,696	4,475,535
		64,796,377
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	111,496	271,686,205
Kering SA	262,072	89,246,263
LVMH Moet Hennessy Louis Vuitton SE	880,367	650,699,956
		1,011,632,424
TOTAL CONSUMER DISCRETIONARY		1,180,753,344

Consumer Staples - 0.9%
Beverages - 0.1%
Pernod Ricard SA	710,484	63,957,736
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	2,073,737	31,932,496
Food Products - 0.3%
Danone SA	2,278,885	203,611,423
Personal Care Products - 0.5%
L'Oreal SA	507,532	221,378,383
L'Oreal SA	136,100	59,364,922
L'Oreal SA (loyalty shares)	201,944	88,085,157
		368,828,462
TOTAL CONSUMER STAPLES		668,330,117

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
TotalEnergies SE	6,991,204	459,928,896
Financials - 1.2%
Banks - 0.8%
BNP Paribas SA	3,538,410	302,458,872
Credit Agricole SA	3,756,631	72,012,470
Societe Generale SA Series A	2,487,744	173,222,756
		547,694,098
Capital Markets - 0.0%
Amundi SA (d)(e)	216,952	17,370,077
Financial Services - 0.0%
Edenred SE	844,529	18,119,261
Insurance - 0.4%
AXA SA	6,106,503	275,878,266
TOTAL FINANCIALS		859,061,702

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
BioMerieux	145,840	18,259,425
EssilorLuxottica SA	1,059,818	379,626,855
		397,886,280
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	102,795	24,726,366
Pharmaceuticals - 0.0%
Ipsen SA	132,780	19,151,059
TOTAL HEALTH CARE		441,763,705

Industrials - 2.6%
Aerospace & Defense - 1.5%
Airbus SE	2,091,908	492,000,912
Dassault Aviation SA	68,998	21,664,731
Safran SA	1,267,678	426,144,864
Thales SA	326,255	85,444,520
		1,025,255,027
Building Products - 0.2%
Cie de Saint-Gobain SA	1,581,257	157,820,448
Construction & Engineering - 0.5%
Bouygues SA	675,145	33,702,062
Eiffage SA	241,504	33,347,270
Vinci SA	1,756,351	249,247,127
		316,296,459
Electrical Equipment - 0.2%
Legrand SA	923,228	140,066,242
Machinery - 0.0%
Alstom SA (b)	1,219,922	32,019,380
Professional Services - 0.1%
Bureau Veritas SA	1,198,382	38,351,164
Trading Companies & Distributors - 0.0%
Rexel SA	789,563	30,041,195
Transportation Infrastructure - 0.1%
Aeroports de Paris SA (c)	121,935	17,869,843
Getlink SE Series A	1,064,944	19,252,327
		37,122,170
TOTAL INDUSTRIALS		1,776,972,085

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	542,877	85,059,364
Software - 0.1%
Dassault Systemes SE	2,361,272	66,137,164
TOTAL INFORMATION TECHNOLOGY		151,196,528

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	1,259,021	241,288,488
Air Liquide SA	339,570	65,077,812
		306,366,300
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	196,483	12,698,989
Office REITs - 0.0%
Gecina SA	162,207	15,038,530
Retail REITs - 0.1%
Klepierre SA	757,414	29,494,721
Unibail-Rodamco-Westfield unit	428,646	45,569,899
		75,064,620
TOTAL REAL ESTATE		102,802,139

Utilities - 0.3%
Multi-Utilities - 0.3%
Engie SA	4,939,910	125,702,412
Engie SA	1,490,100	37,917,526
Veolia Environnement SA	2,219,534	75,536,078
		239,156,016
TOTAL FRANCE		6,386,622,136
GERMANY - 9.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	12,951,963	417,672,251
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	219,677	21,501,001
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	264,035	26,991,462
TOTAL COMMUNICATION SERVICES		466,164,714

Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Continental AG	387,263	29,001,734
Automobiles - 0.4%
Bayerische Motoren Werke AG	987,738	100,904,562
Mercedes-Benz Group AG	2,542,405	171,688,431
		272,592,993
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	790,501	21,280,381
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	602,000	112,127,730
TOTAL CONSUMER DISCRETIONARY		435,002,838

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	364,840	27,390,232
Personal Care Products - 0.0%
Beiersdorf AG	341,624	36,736,852
TOTAL CONSUMER STAPLES		64,127,084

Financials - 2.1%
Banks - 0.1%
Commerzbank AG	2,579,949	101,424,652
Capital Markets - 0.6%
Deutsche Bank AG	6,515,826	231,431,150
Deutsche Boerse AG	662,904	177,194,352
		408,625,502
Insurance - 1.4%
Allianz SE	1,359,488	586,831,019
Hannover Rueck SE	212,280	63,895,174
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	459,932	289,857,933
Talanx AG	227,271	29,535,957
		970,120,083
TOTAL FINANCIALS		1,480,170,237

Health Care - 0.5%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (d)(e)	1,191,326	59,220,093
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	774,714	37,030,073
Fresenius SE & Co KGaA	1,487,144	81,673,005
		118,703,078
Pharmaceuticals - 0.3%
Bayer AG	3,458,594	122,360,571
Merck KGaA	454,993	61,325,957
		183,686,528
TOTAL HEALTH CARE		361,609,699

Industrials - 2.6%
Aerospace & Defense - 0.6%
Hensoldt AG	223,637	17,736,633
MTU Aero Engines AG	189,487	77,460,638
Rheinmetall AG	161,950	278,213,609
		373,410,880
Air Freight & Logistics - 0.2%
Deutsche Post AG	3,379,651	175,891,735
Construction & Engineering - 0.0%
HOCHTIEF AG	54,760	19,367,225
Electrical Equipment - 0.5%
Siemens Energy AG (b)	2,728,616	365,368,037
Industrial Conglomerates - 1.1%
Siemens AG	2,675,557	709,567,830
Machinery - 0.2%
Daimler Truck Holding AG	1,672,649	70,783,101
Gea Group Ag	515,823	34,954,457
Knorr-Bremse AG	255,375	27,084,048
Rational AG	18,012	13,459,744
		146,281,350
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	2,112,723	20,273,889
Trading Companies & Distributors - 0.0%
Brenntag SE	432,059	24,791,246
TOTAL INDUSTRIALS		1,834,952,192

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	4,597,455	194,083,234
Software - 1.3%
Nemetschek SE	203,307	22,706,075
SAP SE	3,676,174	887,465,327
		910,171,402
TOTAL INFORMATION TECHNOLOGY		1,104,254,636

Materials - 0.5%
Chemicals - 0.3%
BASF SE	3,142,097	163,864,817
Evonik Industries AG	902,295	13,893,398
Symrise AG	467,460	38,694,008
		216,452,223
Construction Materials - 0.2%
Heidelberg Materials AG	471,119	120,973,893
TOTAL MATERIALS		337,426,116

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	266,045	20,004,104
Vonovia SE	2,663,858	80,643,391
		100,647,495
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	2,225,870	113,052,813
Multi-Utilities - 0.2%
E.ON SE	7,903,876	140,778,880
TOTAL UTILITIES		253,831,693

TOTAL GERMANY		6,438,186,704
HONG KONG - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	13,341,471	20,391,811
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	29,359,708	30,695,963
Financials - 1.3%
Banks - 0.1%
Hang Seng Bank Ltd	2,641,470	51,637,529
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR	200,171	33,961,012
Hong Kong Exchanges & Clearing Ltd	4,240,235	223,839,575
		257,800,587
Insurance - 0.8%
AIA Group Ltd	36,980,331	385,182,710
Prudential PLC	9,021,037	130,707,929
		515,890,639
TOTAL FINANCIALS		825,328,755

Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	5,478,548	21,729,408
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	1,233,870	10,578,541
Machinery - 0.1%
Techtronic Industries Co Ltd	5,156,630	60,337,800
TOTAL INDUSTRIALS		92,645,749

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	6,776,289	34,744,621
Henderson Land Development Co Ltd	5,113,657	19,270,671
Hongkong Land Holdings Ltd (Singapore)	3,821,885	24,268,970
Sino Land Co Ltd	12,886,108	17,279,349
Sun Hung Kai Properties Ltd	5,101,011	64,600,860
Wharf Real Estate Investment Co Ltd	5,878,700	18,544,485
		178,708,956
Retail REITs - 0.1%
Link REIT	9,169,734	43,436,295
TOTAL REAL ESTATE		222,145,251

Utilities - 0.2%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	2,217,419	15,351,176
CLP Holdings Ltd	5,781,291	50,493,894
Power Assets Holdings Ltd	4,876,694	32,602,535
		98,447,605
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	39,414,769	36,652,422
TOTAL UTILITIES		135,100,027

TOTAL HONG KONG		1,326,307,556
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	571,312	37,478,067
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	570,953	52,967,299
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	7,522,426	77,248,526
Bank of Ireland Group PLC	3,359,015	62,206,223
		139,454,749
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	540,882	46,349,178
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	621,151	83,234,234
TOTAL INDUSTRIALS		129,583,412

TOTAL IRELAND		322,005,460
ISRAEL - 0.9%
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	4,402,607	94,998,217
Bank Leumi Le-Israel BM	5,242,310	109,623,937
Israel Discount Bank Ltd Class A	4,306,342	44,959,660
Mizrahi Tefahot Bank Ltd	549,082	38,357,844
		287,939,658
Insurance - 0.0%
Phoenix Financial Ltd	805,363	32,347,074
TOTAL FINANCIALS		320,286,732

Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	4,037,372	108,564,933
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	97,946	45,890,194
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	195,936	18,753,035
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (b)	103,683	32,299,454
Software - 0.2%
Check Point Software Technologies Ltd (b)(c)	302,388	56,477,007
Nice Ltd (b)	217,362	22,659,952
		79,136,959
TOTAL INFORMATION TECHNOLOGY		130,189,448

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	2,726,262	15,068,696
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	149,407	15,144,399
TOTAL ISRAEL		635,144,402
ITALY - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)(e)	984,204	9,004,836
Telecom Italia SpA/Milano (b)	40,475,141	22,768,792
		31,773,628
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	443,757	173,937,758
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	822,329	55,457,491
TOTAL CONSUMER DISCRETIONARY		229,395,249

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	767,830	38,500,345
Davide Campari-Milano NV (c)	2,167,316	14,752,081
		53,252,426
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	7,200,757	134,789,286
Financials - 1.6%
Banks - 1.3%
Banca Monte dei Paschi di Siena SpA	6,952,830	65,776,091
Banco BPM SpA	4,000,613	57,631,812
BPER Banca SPA	5,186,536	62,468,885
FinecoBank Banca Fineco SpA	2,153,033	52,838,448
Intesa Sanpaolo SpA	50,141,818	325,269,662
UniCredit SpA	4,935,372	367,027,977
		931,012,875
Financial Services - 0.1%
Banca Mediolanum SpA	787,218	16,843,989
Nexi SpA (c)(d)(e)	1,857,486	8,662,286
Poste Italiane Spa (d)(e)	1,609,340	38,487,066
		63,993,341
Insurance - 0.2%
Generali	3,000,785	119,013,422
Unipol Assicurazioni SpA	1,262,924	28,949,646
		147,963,068
TOTAL FINANCIALS		1,142,969,284

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	404,921	23,915,369
Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	1,424,752	78,090,083
Electrical Equipment - 0.2%
Prysmian SpA	991,148	99,251,781
Passenger Airlines - 0.1%
Ryanair Holdings PLC	2,970,305	97,258,460
TOTAL INDUSTRIALS		274,600,324

Utilities - 0.6%
Electric Utilities - 0.5%
Enel SpA	28,633,181	295,896,232
Terna - Rete Elettrica Nazionale	4,953,277	52,233,598
		348,129,830
Gas Utilities - 0.1%
Snam SpA	7,099,069	47,233,278
TOTAL UTILITIES		395,363,108

TOTAL ITALY		2,286,058,674
JAPAN - 22.2%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.1%
NTT Inc	105,197,161	104,839,937
Entertainment - 0.7%
Capcom Co Ltd	1,219,712	29,822,734
Konami Group Corp	353,571	53,950,672
Nexon Co Ltd	1,306,257	31,768,960
Nintendo Co Ltd	3,886,276	329,388,722
Toho Co Ltd/Tokyo	371,760	21,407,645
		466,338,733
Interactive Media & Services - 0.0%
LY Corp	9,691,330	26,027,642
Wireless Telecommunication Services - 1.0%
KDDI Corp	10,319,660	177,540,959
SoftBank Corp	101,113,508	144,664,952
SoftBank Group Corp	3,363,797	361,813,263
		684,019,174
TOTAL COMMUNICATION SERVICES		1,281,225,486

Consumer Discretionary - 3.8%
Automobile Components - 0.4%
Aisin Corp	1,736,914	30,912,077
Bridgestone Corp	2,010,073	94,318,396
Denso Corp	6,148,757	81,068,884
Sumitomo Electric Industries Ltd	2,515,557	98,895,909
		305,195,266
Automobiles - 1.4%
Honda Motor Co Ltd	13,010,874	131,201,926
Isuzu Motors Ltd	1,883,980	28,626,654
Nissan Motor Co Ltd (b)	7,845,026	19,125,938
Subaru Corp	2,064,537	46,109,611
Suzuki Motor Corp	5,533,002	86,463,672
Toyota Motor Corp	33,363,391	673,000,943
Yamaha Motor Co Ltd (c)	3,225,887	23,367,313
		1,007,896,057
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	6,711,244	40,675,310
Rakuten Group Inc (b)	5,338,586	32,621,749
Ryohin Keikaku Co Ltd	1,779,333	35,300,746
		108,597,805
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	3,802,983	73,208,732
Zensho Holdings Co Ltd	339,458	20,440,715
		93,649,447
Household Durables - 1.1%
Panasonic Holdings Corp	8,209,071	102,730,290
Sekisui House Ltd	2,101,026	47,036,189
Sony Group Corp	21,650,236	635,295,672
		785,062,151
Leisure Products - 0.1%
Bandai Namco Holdings Inc	2,059,398	60,342,913
Shimano Inc	262,488	27,562,683
		87,905,596
Specialty Retail - 0.4%
Fast Retailing Co Ltd	672,251	245,910,324
Nitori Holdings Co Ltd (c)	1,410,152	24,441,130
Sanrio Co Ltd (c)	629,409	22,500,047
ZOZO Inc	1,570,179	13,530,047
		306,381,548
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	2,456,463	58,830,563
TOTAL CONSUMER DISCRETIONARY		2,753,518,433

Consumer Staples - 1.1%
Beverages - 0.2%
Asahi Group Holdings Ltd	5,354,858	62,134,247
Kirin Holdings Co Ltd	2,735,046	42,959,159
Suntory Beverage & Food Ltd	489,545	15,519,521
		120,612,927
Consumer Staples Distribution & Retail - 0.5%
Aeon Co Ltd	7,839,466	141,903,845
Kobe Bussan Co Ltd	529,826	12,861,945
MatsukiyoCocokara & Co	1,155,513	21,378,525
Seven & i Holdings Co Ltd	7,335,406	100,936,465
Tsuruha Holdings Inc	928,000	16,450,383
		293,531,163
Food Products - 0.1%
Ajinomoto Co Inc	3,186,293	73,902,497
Kikkoman Corp	2,388,984	21,870,280
		95,772,777
Household Products - 0.0%
Unicharm Corp	3,934,121	23,064,998
Personal Care Products - 0.1%
Kao Corp	1,640,239	66,300,496
Shiseido Co Ltd	1,408,210	20,022,627
		86,323,123
Tobacco - 0.2%
Japan Tobacco Inc	4,224,582	158,909,726
TOTAL CONSUMER STAPLES		778,214,714

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	9,529,099	62,742,411
Idemitsu Kosan Co Ltd	2,722,159	20,162,850
Inpex Corp	3,102,893	66,167,770
		149,073,031
Financials - 3.6%
Banks - 2.2%
Chiba Bank Ltd/The	1,985,024	20,897,998
Japan Post Bank Co Ltd	6,294,370	75,654,939
Mitsubishi UFJ Financial Group Inc	40,359,795	632,823,082
Mizuho Financial Group Inc	8,765,418	309,128,972
Resona Holdings Inc	7,309,993	74,384,520
Sumitomo Mitsui Financial Group Inc	12,900,809	390,359,175
Sumitomo Mitsui Trust Group Inc	2,234,967	64,929,337
Yokohama Financial Group Inc	3,626,677	28,661,904
		1,596,839,927
Capital Markets - 0.3%
Daiwa Securities Group Inc	4,696,208	38,918,353
Japan Exchange Group Inc	3,493,601	39,920,662
Nomura Holdings Inc	10,580,367	79,914,183
SBI Holdings Inc	1,976,506	41,603,993
		200,357,191
Financial Services - 0.2%
Mitsubishi HC Capital Inc	3,098,519	24,785,375
ORIX Corp	4,094,165	111,912,789
Sony Financial Group Inc (b)	21,393,722	20,242,579
		156,940,743
Insurance - 0.9%
Dai-ichi Life Holdings Inc	12,376,971	96,548,377
Japan Post Holdings Co Ltd	6,279,667	61,709,221
Japan Post Insurance Co Ltd	654,478	18,204,967
Ms&Ad Insurance Group Holdings Inc	4,529,772	100,505,760
Sompo Holdings Inc	3,124,521	98,958,949
T&D Holdings Inc	1,627,743	35,356,948
Tokio Marine Holdings Inc	6,468,139	229,301,388
		640,585,610
TOTAL FINANCIALS		2,594,723,471

Health Care - 1.5%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	1,207,932	181,338,660
Olympus Corp	4,010,276	53,913,637
Sysmex Corp	1,772,887	16,813,212
Terumo Corp	4,691,061	73,156,267
		325,221,776
Health Care Technology - 0.0%
M3 Inc	1,553,970	25,643,071
Pharmaceuticals - 1.0%
Astellas Pharma Inc	6,370,887	80,110,165
Chugai Pharmaceutical Co Ltd	2,364,448	126,607,013
Daiichi Sankyo Co Ltd	6,335,859	156,159,849
Eisai Co Ltd	924,094	28,982,990
Kyowa Kirin Co Ltd	832,654	14,021,934
Otsuka Holdings Co Ltd	1,529,250	86,602,513
Shionogi & Co Ltd	2,662,053	45,681,208
Takeda Pharmaceutical Co Ltd	5,601,034	161,490,460
		699,656,132
TOTAL HEALTH CARE		1,050,520,979

Industrials - 5.6%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd (c)	1,014,497	10,134,903
Building Products - 0.2%
Agc Inc	688,926	23,820,552
Daikin Industries Ltd	928,638	120,595,123
		144,415,675
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	1,384,798	23,404,287
Secom Co Ltd	1,396,214	47,185,518
TOPPAN Holdings Inc	829,974	26,768,727
		97,358,532
Construction & Engineering - 0.2%
Kajima Corp	1,488,879	55,473,741
Obayashi Corp	2,239,893	45,656,793
Taisei Corp	515,907	44,091,793
		145,222,327
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	499,356	34,781,174
Fujikura Ltd	885,325	101,735,436
Mitsubishi Electric Corp	6,695,499	181,012,722
NIDEC CORP (c)	2,938,851	37,044,894
		354,574,226
Ground Transportation - 0.4%
Central Japan Railway Co	2,719,589	74,307,518
East Japan Railway Co	3,394,693	87,928,862
Hankyu Hanshin Holdings Inc	846,151	21,239,769
Seibu Holdings Inc	740,800	22,996,314
Tokyo Metro Co Ltd (c)	1,022,665	10,511,114
Tokyu Corp	1,759,838	20,538,297
West Japan Railway Co	1,443,410	28,719,428
		266,241,302
Industrial Conglomerates - 0.8%
Hikari Tsushin Inc	62,327	17,332,895
Hitachi Ltd	16,129,244	512,980,278
Sekisui Chemical Co Ltd	1,318,104	22,433,209
		552,746,382
Machinery - 1.3%
Daifuku Co Ltd	1,136,569	35,951,394
Ebara Corp	1,628,400	42,616,428
FANUC Corp	3,285,513	105,307,187
IHI Corp	3,621,248	64,575,310
Kawasaki Heavy Industries Ltd	532,093	33,661,810
Komatsu Ltd	3,347,812	109,973,496
Kubota Corp	3,443,960	49,695,502
Makita Corp	788,622	22,905,656
MINEBEA MITSUMI Inc	1,278,067	25,945,075
Mitsubishi Heavy Industries Ltd	11,283,039	285,790,416
SMC Corp	202,276	71,147,990
Toyota Industries Corp	573,478	64,174,613
		911,744,877
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	1,237,558	16,467,234
Mitsui OSK Lines Ltd	1,213,529	34,439,192
Nippon Yusen KK	1,451,752	46,004,753
		96,911,179
Passenger Airlines - 0.0%
ANA Holdings Inc (c)	562,547	10,611,343
Japan Airlines Co Ltd	507,845	9,470,583
		20,081,926
Professional Services - 0.4%
Recruit Holdings Co Ltd	4,955,317	253,446,095
Trading Companies & Distributors - 1.6%
ITOCHU Corp	4,184,684	250,751,527
Marubeni Corp	4,969,381	131,038,573
Mitsubishi Corp	11,346,951	268,651,777
Mitsui & Co Ltd	8,695,168	230,843,198
MonotaRO Co Ltd	882,513	12,931,117
Sumitomo Corp	3,838,276	120,353,867
Toyota Tsusho Corp	2,430,575	78,641,055
		1,093,211,114
TOTAL INDUSTRIALS		3,946,088,538

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 0.8%
Keyence Corp	684,932	233,009,740
Kyocera Corp	4,519,891	61,835,454
Murata Manufacturing Co Ltd	5,874,135	120,924,284
Shimadzu Corp	833,776	23,800,820
TDK Corp	6,843,345	112,327,273
Yokogawa Electric Corp	803,838	25,689,058
		577,586,629
IT Services - 0.7%
Fujitsu Ltd	6,197,582	164,429,403
NEC Corp	4,562,666	172,073,016
Nomura Research Institute Ltd	1,330,071	53,128,417
Obic Co Ltd	1,139,609	36,638,497
Otsuka Corp	802,743	15,864,202
SCSK Corp	551,210	20,071,588
TIS Inc	748,473	24,729,485
		486,934,608
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	2,697,164	358,886,088
Disco Corp	324,509	90,496,204
Kioxia Holdings Corp (b)	475,300	28,620,542
Lasertec Corp (c)	282,128	50,934,276
Renesas Electronics Corp	6,256,381	73,778,776
SCREEN Holdings Co Ltd	285,459	23,492,049
Tokyo Electron Ltd	1,577,295	322,458,517
		948,666,452
Software - 0.0%
Oracle Corp Japan	135,566	11,651,186
Trend Micro Inc/Japan	446,352	22,276,881
		33,928,067
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	3,052,027	89,994,791
FUJIFILM Holdings Corp	3,941,117	84,615,608
		174,610,399
TOTAL INFORMATION TECHNOLOGY		2,221,726,155

Materials - 0.7%
Chemicals - 0.5%
Asahi Kasei Corp	4,567,839	38,132,339
Mitsubishi Chemical Group Corp	4,507,424	25,430,638
Nippon Paint Holdings Co Ltd	3,338,165	21,755,078
Nippon Sanso Holdings Corp	609,890	19,846,169
Nitto Denko Corp	2,389,112	59,052,921
Shin-Etsu Chemical Co Ltd	5,939,855	177,861,263
Toray Industries Inc	4,882,097	31,723,238
		373,801,646
Metals & Mining - 0.2%
JFE Holdings Inc	2,026,033	24,838,214
JX Advanced Metals Corp	1,962,800	20,971,884
Nippon Steel Corp	17,025,887	68,706,234
Sumitomo Metal Mining Co Ltd	870,210	28,623,698
		143,140,030
TOTAL MATERIALS		516,941,676

Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	27,407	26,195,481
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	1,031,214	19,726,769
Daiwa House Industry Co Ltd	1,973,898	67,315,096
Hulic Co Ltd	1,622,065	17,886,796
Mitsubishi Estate Co Ltd	3,743,033	88,301,121
Mitsui Fudosan Co Ltd	9,304,921	109,219,120
Sumitomo Realty & Development Co Ltd	1,070,892	51,705,563
		354,154,465
TOTAL REAL ESTATE		380,349,946

Utilities - 0.3%
Electric Utilities - 0.2%
Chubu Electric Power Co Inc	2,401,712	37,515,939
Kansai Electric Power Co Inc/The	3,336,270	57,005,248
		94,521,187
Gas Utilities - 0.1%
Osaka Gas Co Ltd	1,260,655	44,258,711
Tokyo Gas Co Ltd	1,110,442	45,013,404
		89,272,115
TOTAL UTILITIES		183,793,302

TOTAL JAPAN		15,856,175,731
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	682,448	15,911,508
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	748,443	12,366,810
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	416,845	28,363,353
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	1,651,260	71,238,350
TOTAL LUXEMBOURG		111,968,513
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	6,930,317	35,819,226
Sands China Ltd	8,548,031	23,275,932

TOTAL MACAU		59,095,158
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	778,263	27,135,118
NETHERLANDS - 4.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	13,690,842	62,724,273
Entertainment - 0.1%
Universal Music Group NV	3,874,306	99,560,741
TOTAL COMMUNICATION SERVICES		162,285,014

Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	456,298	32,588,594
Heineken NV	1,013,898	82,704,874
		115,293,468
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	3,157,612	130,619,285
Food Products - 0.0%
JDE Peet's NV	601,514	22,069,709
TOTAL CONSUMER STAPLES		267,982,462

Financials - 0.9%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (d)(e)	2,052,906	69,437,908
ING Groep NV	10,637,249	275,813,078
		345,250,986
Capital Markets - 0.1%
Euronext NV (e)	268,103	41,157,645
Financial Services - 0.2%
Adyen NV (b)(d)(e)	88,782	138,762,816
EXOR NV	329,167	27,729,492
		166,492,308
Insurance - 0.1%
ASR Nederland NV	552,134	37,261,291
NN Group NV	947,007	68,656,746
		105,918,037
TOTAL FINANCIALS		658,818,976

Health Care - 0.4%
Biotechnology - 0.3%
Argenx SE (b)	216,753	197,590,919
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	2,711,945	76,503,701
TOTAL HEALTH CARE		274,094,620

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV	382,046	14,859,653
Wolters Kluwer NV	818,549	86,818,185
		101,677,838
Trading Companies & Distributors - 0.0%
IMCD NV	208,088	18,659,635
TOTAL INDUSTRIALS		120,337,473

Information Technology - 2.3%
Semiconductors & Semiconductor Equipment - 2.2%
ASM International NV	164,977	90,814,896
ASML Holding NV	1,366,446	1,445,226,451
BE Semiconductor Industries NV	257,107	38,753,600
		1,574,794,947
Software - 0.1%
Nebius Group NV Class A (b)(c)	747,374	70,903,371
TOTAL INFORMATION TECHNOLOGY		1,645,698,318

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	602,147	39,155,219
TOTAL NETHERLANDS		3,168,372,082
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	3,276,184	21,943,869
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	2,067,443	44,260,512
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd (c)	5,967,104	27,398,555
Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	582,468	46,651,078
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	2,973,373	16,434,244
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	4,643,887	15,005,971
TOTAL UTILITIES		31,440,215

TOTAL NEW ZEALAND		171,694,229
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	2,167,753	31,301,204
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	1,638,416	37,178,948
Orkla ASA	2,467,833	26,414,674
Salmar ASA	238,315	13,920,021
		77,513,643
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	1,112,508	27,081,243
Equinor ASA	2,700,351	62,096,755
		89,177,998
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	3,121,120	83,440,860
Insurance - 0.0%
Gjensidige Forsikring ASA	704,095	19,707,228
TOTAL FINANCIALS		103,148,088

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	1,548,319	36,680,015
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	4,875,651	34,878,052
TOTAL NORWAY		372,699,000
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)(c)	880,119	10,314,585
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	996,934	23,644,836
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,468,917	29,597,910
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	26,602,048	25,354,718
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	11,047,292	49,300,817
TOTAL PORTUGAL		127,898,281
SINGAPORE - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	26,162,711	95,724,347
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Sea Ltd Class A ADR (b)	1,346,724	187,208,103
Financials - 0.9%
Banks - 0.8%
DBS Group Holdings Ltd	7,492,380	313,375,002
Oversea-Chinese Banking Corp Ltd	11,921,179	170,190,849
United Overseas Bank Ltd	4,412,582	115,707,478
		599,273,329
Capital Markets - 0.1%
Singapore Exchange Ltd	3,018,134	39,268,233
TOTAL FINANCIALS		638,541,562

Industrials - 0.2%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	5,496,328	35,204,323
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	8,349,895	45,506,929
Industrial Conglomerates - 0.1%
Keppel Ltd	5,127,382	40,517,337
Passenger Airlines - 0.0%
Singapore Airlines Ltd	5,512,025	27,605,851
TOTAL INDUSTRIALS		148,834,440

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	2,383,615	54,697,008
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	21,428,657	38,860,473
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	13,791,155	29,905,580
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	8,242,881	16,856,607
TOTAL REAL ESTATE		85,622,660

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	3,146,546	14,884,691
TOTAL SINGAPORE		1,225,512,811
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	3,939,925	148,910,553
SPAIN - 3.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (d)(e)	1,740,987	52,285,699
Telefonica SA (c)	12,975,055	56,261,622
		108,547,321
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	1,585,968	116,563,206
Specialty Retail - 0.3%
Industria de Diseno Textil SA	3,840,225	215,457,017
TOTAL CONSUMER DISCRETIONARY		332,020,223

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	3,972,319	73,604,534
Financials - 1.8%
Banks - 1.8%
Banco Bilbao Vizcaya Argentaria SA	20,289,469	438,529,339
Banco de Sabadell SA	17,685,703	64,396,798
Banco Santander SA	52,403,331	562,125,218
Bankinter SA	2,373,322	37,342,669
CaixaBank SA	13,719,484	153,197,246
		1,255,591,270
Insurance - 0.0%
Mapfre SA	3,255,080	15,062,804
TOTAL FINANCIALS		1,270,654,074

Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	1,050,124	12,830,924
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	621,644	57,453,505
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	2,640,352	71,875,163
TOTAL INDUSTRIALS		129,328,668

Utilities - 0.8%
Electric Utilities - 0.8%
Acciona SA	86,905	17,435,273
Endesa SA	1,118,192	40,559,665
Iberdrola SA	22,345,002	471,655,515
Redeia Corp SA	1,428,641	25,510,273
		555,160,726
Gas Utilities - 0.0%
Naturgy Energy Group SA	683,251	21,025,329
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	1,110,041	14,773,774
TOTAL UTILITIES		590,959,829

TOTAL SPAIN		2,517,945,573
SWEDEN - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	8,305,714	33,341,972
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,927,350	30,662,363
TOTAL COMMUNICATION SERVICES		64,004,335

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (e)	467,842	31,971,916
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	1,737,264	31,564,590
TOTAL CONSUMER DISCRETIONARY		63,536,506

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	2,122,315	58,716,224
Financials - 0.8%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	5,329,664	106,044,008
Svenska Handelsbanken AB A Shares	5,134,896	71,307,407
Swedbank AB A1 Shares	2,988,890	95,069,315
		272,420,730
Capital Markets - 0.0%
EQT AB	1,738,917	60,228,453
Financial Services - 0.4%
Industrivarden AB A Shares	415,686	17,453,163
Industrivarden AB C Shares	550,642	23,136,978
Investor AB B Shares	6,414,325	218,359,423
L E Lundbergforetagen AB B Shares	267,554	14,226,244
		273,175,808
TOTAL FINANCIALS		605,824,991

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	692,046	24,834,388
Industrials - 1.6%
Aerospace & Defense - 0.1%
Saab AB B Shares	1,127,637	56,870,008
Building Products - 0.2%
Assa Abloy AB B Shares	3,528,558	134,205,236
Nibe Industrier AB B Shares (c)	5,335,246	19,722,183
		153,927,419
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	1,731,394	26,407,878
Construction & Engineering - 0.0%
Skanska AB B Shares	1,198,085	30,735,259
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	521,251	12,461,019
Lifco AB B Shares	820,656	30,179,773
		42,640,792
Machinery - 1.1%
Alfa Laval AB	1,018,570	48,084,889
Atlas Copco AB A Shares	9,456,656	160,707,014
Atlas Copco AB B Shares	5,494,510	83,978,943
Epiroc AB A Shares	2,317,358	49,728,765
Epiroc AB B Shares	1,375,944	26,509,929
Indutrade AB	961,940	23,862,172
Sandvik AB	3,753,620	113,350,287
SKF AB B Shares	1,200,959	31,419,570
Trelleborg AB B Shares	714,051	30,010,691
Volvo AB B Shares	5,593,862	167,558,420
		735,210,680
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	915,074	31,442,145
Beijer Ref AB B Shares	1,439,817	22,929,038
		54,371,183
TOTAL INDUSTRIALS		1,100,163,219

Information Technology - 0.3%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson B Shares	9,852,512	95,072,444
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	7,309,135	85,699,428
TOTAL INFORMATION TECHNOLOGY		180,771,872

Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (b)	1,000,606	47,883,340
Paper & Forest Products - 0.0%
Holmen AB B Shares	247,680	9,066,502
Svenska Cellulosa AB SCA B Shares	2,138,689	27,783,713
		36,850,215
TOTAL MATERIALS		84,733,555

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	2,527,716	18,184,487
Sagax AB B Shares	773,771	16,555,371
		34,739,858
TOTAL SWEDEN		2,217,324,948
SWITZERLAND - 4.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	91,183	65,455,111
Consumer Discretionary - 0.6%
Specialty Retail - 0.0%
Avolta AG	309,467	17,057,387
Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA Series A	1,892,540	402,355,306
Swatch Group AG/The bearer shares	101,868	20,606,044
		422,961,350
TOTAL CONSUMER DISCRETIONARY		440,018,737

Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (c)	12,560	20,127,904
Chocoladefabriken Lindt & Spruengli AG	376	55,995,020
Chocoladefabriken Lindt & Spruengli AG	3,316	48,804,781
		124,927,705
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise	106,040	12,860,535
Capital Markets - 0.8%
Julius Baer Group Ltd	725,221	51,742,570
Partners Group Holding AG	79,896	94,788,829
UBS Group AG	11,175,736	431,666,457
		578,197,856
Insurance - 0.8%
Baloise Holding AG	145,113	37,981,263
Helvetia Holding AG	130,671	33,908,400
Swiss Life Holding AG	100,449	110,167,451
Zurich Insurance Group AG	515,241	370,460,661
		552,517,775
TOTAL FINANCIALS		1,143,576,166

Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	178,427	44,539,779
Straumann Holding AG	392,950	44,914,185
		89,453,964
Life Sciences Tools & Services - 0.2%
Lonza Group AG	247,239	169,320,695
Pharmaceuticals - 0.4%
Galderma Group AG	544,382	108,456,132
Sandoz Group AG	1,471,555	103,930,519
		212,386,651
TOTAL HEALTH CARE		471,161,310

Industrials - 1.0%
Building Products - 0.2%
Belimo Holding AG	34,641	33,881,840
Geberit AG	119,423	93,028,301
		126,910,141
Electrical Equipment - 0.6%
ABB Ltd	5,517,679	397,073,083
Machinery - 0.2%
Schindler Holding AG	82,659	28,047,039
Schindler Holding AG participation certificate	143,333	51,222,228
VAT Group AG (d)(e)	95,052	41,827,141
		121,096,408
Marine Transportation - 0.0%
Kuehne + Nagel International AG	170,044	34,110,432
Professional Services - 0.0%
SGS SA	582,850	66,885,140
TOTAL INDUSTRIALS		746,075,204

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	537,735	60,462,546
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	607,911	50,002,518
EMS-Chemie Holding AG	24,702	16,855,555
Givaudan SA	32,507	137,095,267
Sika AG	536,713	105,926,723
		309,880,063
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	282,461	41,678,033
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	74,351	15,516,408
TOTAL SWITZERLAND		3,418,751,283
UNITED KINGDOM - 11.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	21,054,249	50,429,877
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	3,045,819	25,757,048
Media - 0.1%
Informa PLC	4,556,508	57,889,853
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	67,420,741	83,961,829
TOTAL COMMUNICATION SERVICES		218,038,607

Consumer Discretionary - 0.6%
Broadline Retail - 0.1%
Next PLC	409,482	76,534,822
Diversified Consumer Services - 0.0%
Pearson PLC	2,029,418	26,822,774
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	5,975,749	187,890,544
Entain PLC	2,139,114	22,001,106
InterContinental Hotels Group PLC	509,679	67,663,732
Whitbread PLC	609,001	20,072,752
		297,628,134
Household Durables - 0.0%
Barratt Redrow PLC	4,786,718	24,989,888
Specialty Retail - 0.0%
JD Sports Fashion PLC	8,870,495	9,071,772
Kingfisher PLC	6,121,854	24,790,823
		33,862,595
TOTAL CONSUMER DISCRETIONARY		459,838,213

Consumer Staples - 2.4%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	731,494	67,070,685
Diageo PLC	7,837,931	180,155,712
		247,226,397
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	6,051,319	25,808,642
Marks & Spencer Group PLC	7,241,820	33,330,512
Tesco PLC	22,883,534	136,469,325
		195,608,479
Food Products - 0.0%
Associated British Foods PLC	1,134,074	32,065,071
Household Products - 0.3%
Reckitt Benckiser Group PLC	2,376,742	184,196,247
Personal Care Products - 0.7%
Unilever PLC	8,631,785	519,192,611
Tobacco - 0.8%
British American Tobacco PLC	7,696,364	451,893,733
Imperial Brands PLC	2,694,286	114,410,958
		566,304,691
TOTAL CONSUMER STAPLES		1,744,593,496

Financials - 3.4%
Banks - 2.5%
Barclays PLC	49,155,316	278,848,919
HSBC Holdings PLC	60,603,000	858,804,685
Lloyds Banking Group PLC	208,419,407	264,326,227
NatWest Group PLC	28,287,286	236,099,412
Standard Chartered PLC	6,851,054	151,748,429
		1,789,827,672
Capital Markets - 0.5%
3i Group PLC	3,497,049	146,185,201
London Stock Exchange Group PLC	1,644,772	193,943,612
Schroders PLC	2,551,709	13,118,976
		353,247,789
Financial Services - 0.1%
M&G PLC	8,043,339	29,002,340
Wise PLC Class A (b)	2,345,512	27,447,042
		56,449,382
Insurance - 0.3%
Admiral Group PLC	916,587	38,485,438
Aviva PLC	10,762,266	92,855,503
Legal & General Group PLC	20,057,616	65,552,607
Phoenix Group Holdings PLC	2,473,709	22,790,162
		219,683,710
TOTAL FINANCIALS		2,419,208,553

Health Care - 1.5%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	2,837,953	47,156,055
Pharmaceuticals - 1.4%
Astrazeneca PLC	5,459,199	1,012,184,460
Hikma Pharmaceuticals PLC	585,858	12,051,274
		1,024,235,734
TOTAL HEALTH CARE		1,071,391,789

Industrials - 1.8%
Aerospace & Defense - 1.0%
BAE Systems PLC	10,578,796	230,390,595
Melrose Industries PLC	4,442,335	34,987,896
Rolls-Royce Holdings PLC	29,629,506	418,198,816
		683,577,307
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	8,892,846	48,955,950
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	9,438,686	66,583,636
DCC PLC	341,118	22,549,802
Smiths Group PLC	1,149,011	37,171,917
		126,305,355
Machinery - 0.0%
Spirax Group PLC	259,150	23,000,621
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	4,160,317	21,863,402
Professional Services - 0.4%
Intertek Group PLC	543,574	33,285,407
RELX PLC	6,425,326	257,680,696
		290,966,103
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	1,484,117	94,847,299
Bunzl PLC	1,143,500	32,762,347
		127,609,646
TOTAL INDUSTRIALS		1,322,278,384

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,336,529	62,982,218
Software - 0.1%
Sage Group PLC/The	3,391,678	48,240,367
TOTAL INFORMATION TECHNOLOGY		111,222,585

Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	2,491,553	19,953,315
Industrial REITs - 0.1%
Segro PLC	4,526,695	42,818,733
TOTAL REAL ESTATE		62,772,048

Utilities - 0.7%
Electric Utilities - 0.2%
SSE PLC	4,245,490	123,516,411
Multi-Utilities - 0.4%
Centrica PLC	16,616,916	37,722,817
National Grid PLC	17,466,802	265,391,294
		303,114,111
Water Utilities - 0.1%
Severn Trent PLC	953,841	35,580,049
United Utilities Group PLC	2,400,564	39,307,240
		74,887,289
TOTAL UTILITIES		501,517,811

TOTAL UNITED KINGDOM		7,910,861,486
UNITED STATES - 9.6%
Communication Services - 0.5%
Entertainment - 0.5%
Spotify Technology SA (b)	550,479	329,665,359
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	7,098,479	75,720,167
Consumer Staples - 1.3%
Food Products - 1.3%
Nestle SA	9,070,556	902,161,640
Energy - 1.6%
Energy Equipment & Services - 0.0%
Tenaris SA	1,320,877	26,637,972
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	55,388,043	332,640,997
Shell PLC	20,391,542	749,408,021
Shell PLC rights 12/31/2049 (b)(f)	20,778,438	7,438,681
		1,089,487,699
TOTAL ENERGY		1,116,125,671

Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	4,654,904	37,644,288
Swiss Re AG	1,051,780	185,380,973
		223,025,261
Health Care - 4.4%
Biotechnology - 0.3%
CSL Ltd	1,707,963	208,435,124
Health Care Equipment & Supplies - 0.2%
Alcon AG	1,759,177	139,884,253
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	762,379	36,380,263
Pharmaceuticals - 3.8%
GSK PLC	14,309,615	340,512,142
Haleon PLC	31,354,458	154,197,704
Novartis AG	6,693,043	873,174,938
Roche Holding AG	112,722	44,830,540
Roche Holding AG non-voting shares	2,473,307	947,532,281
Sanofi SA	3,889,139	387,892,835
		2,748,140,440
TOTAL HEALTH CARE		3,132,840,080

Industrials - 1.2%
Construction & Engineering - 0.2%
Ferrovial SE	1,824,017	119,497,484
Electrical Equipment - 0.7%
Schneider Electric SE	1,930,155	519,415,651
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	10,333	20,710,149
AP Moller - Maersk A/S Series B	13,867	27,748,507
		48,458,656
Professional Services - 0.2%
Experian PLC	3,230,237	141,953,990
TOTAL INDUSTRIALS		829,325,781

Information Technology - 0.0%
Software - 0.0%
CyberArk Software Ltd (b)	177,726	81,503,366
Monday.com Ltd (b)	151,957	21,860,534
		103,363,900
Materials - 0.3%
Construction Materials - 0.3%
Buzzi SpA	271,473	16,726,696
Holcim AG	1,796,100	168,492,341
		185,219,037
TOTAL UNITED STATES		6,897,446,896
TOTAL COMMON STOCKS (Cost $48,396,717,048)		69,695,019,917

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	438,118	83,964,310
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	192,470	18,145,771
Dr Ing hc F Porsche AG (d)(e)	400,894	20,847,076
Porsche Automobil Holding SE	539,074	23,248,022
Volkswagen AG non-voting shares	725,941	82,986,943
		145,227,812
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA non-voting shares	565,430	45,651,208
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	92,264	26,893,103
TOTAL GERMANY		217,772,123
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $287,092,420)		301,736,433

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $36,203,209)	3.82	36,483,000	36,209,616

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.02	1,112,959,895	1,113,182,487
Fidelity Securities Lending Cash Central Fund (j)(k)	4.02	230,296,226	230,319,255
TOTAL MONEY MARKET FUNDS (Cost $1,343,501,742)			1,343,501,742

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $50,063,514,419)	71,376,467,708
NET OTHER ASSETS (LIABILITIES) - 0.3% (g)	228,592,695
NET ASSETS - 100.0%	71,605,060,403

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	11,357	12/19/2025	1,600,712,365	20,237,944	20,237,944

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $700,312,980 or 1.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $773,442,541 or 1.1% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Includes $11,936,476 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,209,616.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,562,105.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	981,065,349	7,303,445,066	7,171,320,734	29,842,672	(7,194)	-	1,113,182,487	1,112,959,895	1.9%
Fidelity Securities Lending Cash Central Fund	417,960,674	1,146,152,241	1,333,793,761	1,454,736	101	-	230,319,255	230,296,226	0.8%
Total	1,399,026,023	8,449,597,307	8,505,114,495	31,297,408	(7,093)	-	1,343,501,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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